Fair value of purchased MSRs, their related valuation assumptions and sensitivity to immediate changes in those assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 38,160	$ 45,346
Weighted average life (in years)	0 years 0 months 4015 days	0 years 0 months 3979 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.10%	9.20%
Impact on fair value of 10% adverse change	(1,620)	(1,969)
Impact on fair value of 20% adverse change	(2,924)	(3,478)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	10.70%	10.80%
Impact on fair value of 10% adverse change	(1,603)	(2,073)
Impact on fair value of 20% adverse change	$ (2,877)	$ (3,655)